Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	May 31, 2026	May 31, 2026
C000217779_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.64%
C000217779_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000217779_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%
C000227900_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%
C000227900_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%
C000227899_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%
C000227899_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%
C000227896_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%
C000227896_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%
C000227898_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%
C000227898_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%
C000227897_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%
C000227897_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%
C000227895_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%
C000227895_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%
C000235240_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%
C000235240_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.08%
C000235239_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.84%
C000235239_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.11%
C000227894_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.90%
C000227894_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%
C000227893_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.90%
C000227893_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%
C000227890_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.90%
C000227890_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%
C000227892_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.90%
C000227892_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%
C000227891_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.90%
C000227891_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%
C000227889_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.90%
C000227889_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%
C000217772_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.64%
C000217772_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000217772_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%
C000217779_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%
C000217779_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.02%
C000217779_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%
C000217779_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%
C000217779_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.53%
C000217779_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.75%
C000227900_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.77%
C000227900_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.91%
C000227900_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.42%
C000227900_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%
C000227899_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.00%
C000227899_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%
C000227899_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.42%
C000227899_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%
C000227896_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.49%
C000227896_ClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%
C000227896_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.11%
C000227896_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%
C000227896_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.42%
C000227896_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%
C000227898_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.71%
C000227898_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.91%
C000227898_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.42%
C000227898_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%
C000227897_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.41%
C000227897_ClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%
C000227897_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.41%
C000227897_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%
C000227897_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.42%
C000227897_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%
C000227895_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.84%
C000227895_ClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.31%
C000227895_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.45%
C000227895_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%
C000227895_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.42%
C000227895_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%
C000235240_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.37%
C000235240_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%
C000235240_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.42%
C000235240_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%
C000235239_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.71%
C000235239_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.89%
C000235239_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.42%
C000235239_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%
C000227894_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	43.56%
C000227894_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.98%
C000227894_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.99%
C000227894_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.57%
C000227893_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	43.68%
C000227893_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%
C000227893_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.99%
C000227893_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.57%
C000227890_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	37.82%
C000227890_ClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.63%
C000227890_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	42.82%
C000227890_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.43%
C000227890_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.99%
C000227890_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.57%
C000227892_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	43.64%
C000227892_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%
C000227892_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.99%
C000227892_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.57%
C000227891_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	41.16%
C000227891_ClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.88%
C000227891_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	42.16%
C000227891_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.88%
C000227891_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.99%
C000227891_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.57%
C000227889_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.91%
C000227889_ClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%
C000227889_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	43.14%
C000227889_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.71%
C000227889_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.99%
C000227889_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.57%
C000217772_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.37%
C000217772_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.79%
C000217772_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.45%
C000217772_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.15%
C000217772_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.81%
C000217772_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.51%